Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2021	2020
	£m	£m
Trade receivables	1,503	1,571
Accrued income	863	849
Prepayments	387	408
Contract assets	13	—
Other receivables	153	158
	2,919	2,986

Schedule of reconciliation of changes in allowance account for credit losses

	2021	2020
	£m	£m
At 1 April	512	394
Exchange adjustments	(57)	20
Charge for the year, net of recoveries	326	234
Uncollectible amounts written off	(59)	(136)
Reclassification to held for sale (note 10)	(50)	—
At 31 March	672	512

Schedule of receivables by geographical area
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2021			As at 31 March 2020
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	227	1,925	2,152	227	1,836	2,063
Accrued income	547	339	886	461	408	869
Provision for impairment of receivables and accrued income	(23)	(649)	(672)	(40)	(472)	(512)

Schedule of average expected loss rates and balances
The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below:

	2021	2021	2020	2020
	%	£m	%	£m
Accrued income	7	322	5	395
0 – 30 days past due	7	580	5	651
30 – 60 days past due	24	155	14	194
60 – 90 days past due	36	108	29	109
3 – 6 months past due	52	140	47	121
6 – 12 months past due	66	180	63	105
Over 12 months past due	71	367	79	277
		1,852		1,852